Income Tax	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income tax

12. Income tax

(a)	Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income, corporation or capital gain, and no withholding tax is imposed upon the payment of dividends to shareholders.

(b)	The British Virgin Islands (“BVI”)

Under the current tax laws of the BVI, the Company’s BVI subsidiaries are not subject to any income taxes in the BVI.

(c)	Hong Kong Profits Tax

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to Hong Kong profits tax on their respective taxable income generated from the operations in Hong Kong. A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the subsidiaries to the Company is not subject to withholding tax in Hong Kong.

(d)	PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of the PRC enacted the Enterprise Income Tax Law (“EIT Law”), under which domestic companies would be subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The EIT Law became effective on January 1, 2008.

On November 30, 2018, Shenzhen Likeshuo received the High and New Technology Enterprise (“HNTE”) certificate from the Guangdong provincial government. This certificate entitled Shenzhen Likeshuo to enjoy a preferential income tax rate of 15% for a period of three years from 2018 to 2020 if all the criteria for HNTE status could be satisfied in the relevant year. Shenzhen Likeshuo did not renew its HNTE certificate thereafter.

In September 2018, Zhuhai Meten and Zhuhai Likeshuo (collectively the “WFOEs”) were set up in Hengqin New Area of Guangdong Province. The WFOEs conduct business in the High and New Technology Industry, which were eligible for a preferential income tax rate of 15% for a period from January 1, 2014 to December 31, 2020 according to the Notice (Cai Shui [2014] No. 26) issued by Ministry of Finance and State Administration of Taxation.

All the other PRC subsidiaries, the VIEs and the VIEs’ subsidiaries of the Company are subject to income tax at 25%.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the New EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occur within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2021 and June 30, 2022, as the Company plans to permanently reinvest the earnings generated before June 30, 2022 in the PRC.

Income tax returns of PRC entities are filed on an individual entity basis. The PRC entities have calculated their income tax provision using the separate return method in these consolidated financial statements.

Income taxes

Income tax expense consists of the following:

	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Current income tax expense	375	5,357
Deferred income tax benefit	2,892	(5,542)
Total	3,267	(185)

Tax rate reconciliation

The actual income tax expenses reported in the consolidated statements of comprehensive income(loss) for six months ended June 30, 2021 and 2022 differ from the amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes due to the following:

	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Loss before income taxes	(166,386)	(2,156)
Computed expected tax benefit	(36,744)	(6,736)
Increase/(decrease) in income taxes resulting from:
Non-deductible expenses	8,215	1,532
Additional deduction for research and development expenses	(1,198)	(601)
Preferential tax rate	2,060	(2,678)
Change in valuation allowance	30,934	8,298
Total	3,267	(185)

The valuation allowance as of December 31, 2021 and June 30, 2022 was primarily provided for the deferred income tax assets of certain PRC subsidiaries, which were in cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. The net operating losses carry forward of the PRC subsidiaries of the Company’s VIEs amounted to RMB1,070,534 as of June 30, 2022, of which RMB33,815, RMB148,110, RMB318,175, RMB397,504 and RMB172,930 will expire if unused by June 30, 2023, 2024, 2025, 2026 and 2027, respectively.

Non-current income tax payable

	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Beginning balance	33,718	34,137
Addition/(decrease)	419	(4,252)
Ending balance	34,137	29,885

RMB34,137 and RMB29,885 of unrecognized tax benefits as of December 31, 2021 and June 30, 2022, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent the estimated tax expenses of the Company would be required to pay, should the deductibility of the expenses for tax purpose be denied by the PRC tax authorities in accordance with tax laws and regulations. The unrecognized tax benefits as of December 31, 2021 and June 30, 2022 were included in other non-current liabilities. The Company is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. The accrued interest and penalties were recognized in the Consolidated Statements of Comprehensive Income (Loss) as components of income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.